UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   P. Ross Taylor III
Title:  Chief Investment Officer
Phone:  (212) 931-9600


Signature, Place and Date of Signing:

/s/ P. Ross Taylor III            New York, New York          September 8, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:   $57,240
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                    FORM 13F INFORMATION TABLE
                                                             June 30, 2009


COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MNGRS   SOLE    SHARED  NONE
ADVANCED ANALOGIC TECHNOLOGI  COM               00752J108        841   183,207  SH            SOLE            183,207
AES CORP                      COM               00130H105      1,529   131,731  SH            SOLE            131,731
AMDOCS LTD                    ORD               G02602103      1,223    57,021  SH            SOLE             57,021
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW           049164205      1,008    43,448  SH            SOLE             43,448
BRINKS CO                     COM               109696104      1,102    37,956  SH            SOLE             37,956
CALGON CARBON CORP            COM               129603106      1,484   106,858  SH            SOLE            106,858
CASH AMER INTL INC            COM               14754D100      1,197    51,183  SH            SOLE             51,183
COCA COLA ENTERPRISES INC     COM               191219104      1,136    68,241  SH            SOLE             68,241
CONCHO RES INC                COM               20605P101      1,219    42,476  SH            SOLE             42,476
CORNELL COMPANIES INC         COM               219141108        931    57,421  SH            SOLE             57,421
CPI CORP                      COM               125902106      1,143    67,282  SH            SOLE             67,282
DARLING INTL INC              COM               237266101        971   147,082  SH            SOLE            147,082
DOLAN MEDIA CO                COM               25659P402      1,158    90,542  SH            SOLE             90,542
GENERAL CABLE CORP DEL NEW    COM               369300108      1,449    38,559  SH            SOLE             38,559
GLOBAL CASH ACCESS HLDGS INC  COM               378967103      1,091   137,027  SH            SOLE            137,027
GRANITE CONSTR INC            COM               387328107        991    29,784  SH            SOLE             29,784
HARMONIC INC                  COM               413160102      1,072   182,065  SH            SOLE            182,065
HQ SUSTAINABLE MARITIM IND I  COM NEW           40426A208        588    64,276  SH            SOLE             64,276
HUMANA INC                    COM               444859102        856    26,544  SH            SOLE             26,544
IMPAX LABORATORIES INC        COM               45256B101      1,590   216,086  SH            SOLE            216,086
ISHARES TR                    RUSSELL 2000      464287655      9,194   180,000  PUT           SOLE            180,000
JDA SOFTWARE GROUP INC        COM               46612K108      1,006    67,262  SH            SOLE             67,262
LANDSTAR SYS INC              COM               515098101        919    25,532  SH            SOLE             25,532
MANTECH INTL CORP             CL A              564563104      1,243    28,883  SH            SOLE             28,883
MYLAN INC                     PFD CONV          628530206        211       243  SH            SOLE                243
NAVIOS MARITIME HOLDINGS INC  COM               Y62196103        721   170,332  SH            SOLE            170,332
NCI BUILDING SYS INC          NOTE 2.125%11/1   628852AG0         87   142,000  PRN           SOLE            142,000
NOVATEL WIRELESS INC          COM NEW           66987M604        905   100,281  SH            SOLE            100,281
O2MICRO INTERNATIONAL LTD     SPONS ADR         67107W100      1,235   246,961  SH            SOLE            246,961
ORION MARINE GROUP INC        COM               68628V308      1,102    58,006  SH            SOLE             58,006
PRECISION CASTPARTS CORP      COM               740189105      1,061    14,523  SH            SOLE             14,523
PROGRESS SOFTWARE CORP        COM               743312100      1,268    59,880  SH            SOLE             59,880
S1 CORPORATION                COM               78463B101      1,155   166,957  SH            SOLE            166,957
SCHOOL SPECIALTY INC          NOTE 3.750% 8/0   807863AE5         94   100,000  PRN           SOLE            100,000
SCHOOL SPECIALTY INC          COM               807863105        769    38,064  SH            SOLE             38,064
SCIENTIFIC GAMES CORP         CL A              80874P109        834    52,941  SH            SOLE             52,941
SILGAN HOLDINGS INC           COM               827048109      1,161    23,675  SH            SOLE             23,675
SMITH INTL INC                COM               832110100        860    33,392  SH            SOLE             33,392
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109        954    69,425  SH            SOLE             69,425
SYKES ENTERPRISES INC         COM               871237103      1,495    82,649  SH            SOLE             82,649
SYNERON MEDICAL LTD           ORD SHS           M87245102        702    97,276  SH            SOLE             97,276
TELETECH HOLDINGS INC         COM               879939106      1,365    90,124  SH            SOLE             90,124
TERADATA CORP DEL             COM               88076W103      1,003    42,823  SH            SOLE             42,823
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      2,150    43,580  SH            SOLE             43,580
TITAN MACHY INC               COM               88830R101        810    63,844  SH            SOLE             63,844
TRANSOCEAN LTD                REG SHS           H8817H100        980    13,189  SH            SOLE             13,189
UNITED RENTALS NORTH AMER IN  NOTE 1.875%10/1   911365AH7         94   100,000  PRN           SOLE            100,000
VULCAN MATLS CO               COM               929160109        899    20,863  SH            SOLE             20,863
XTO ENERGY INC                COM               98385X106        382    10,000  CALL          SOLE             10,000


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